UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: JUNE 30, 2005
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 102
Form 13F Information Table Value Total: 235242(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      531     7350 SH       Sole                     7350
Abbott Labs                    COM              002824100     2122    43300 SH       Sole                    43300
Activision Blizzard Inc        COM              00507V109      190    11510 SH       Sole                    11510
Adobe Sys Inc                  COM              00724F101     1877    65600 SH       Sole                    65600
Affiliated Computer Svcs       COM              008190100     1262    24700 SH       Sole                    24700
Agilent Technologies           COM              00846U101      227     9873 SH       Sole                     9873
American Express Co            COM              025816109     5058    95015 SH       Sole                    95015
American International Group   COM              026874107     5640    97081 SH       Sole                    97081
Amgen Inc                      COM              031162100     3428    56700 SH       Sole                    56700
Applied Biosystems OLD         COM              380201038      628    31910 SH       Sole                    31910
Applied Materials Inc          COM              038222105     1288    79604 SH       Sole                    79604
Automatic Data Processing Inc  COM              053015103      395     9400 SH       Sole                     9400
Avon Products Inc              COM              054303102     1132    29900 SH       Sole                    29900
Bank of America                COM              060505104     1607    35224 SH       Sole                    35224
Barr Pharmaceuticals Inc       COM              068306109      743    15250 SH       Sole                    15250
Bed Bath & Beyond              COM              075896100     1586    37950 SH       Sole                    37950
Biomet Inc                     COM              090613100      233     6725 SH       Sole                     6725
BP Plc Sponsored ADR           COM              055622104     5000    80160 SH       Sole                    80160
Bristol Myers Squibb           COM              110122108      204     8153 SH       Sole                     8153
Burlington Northern            COM              12189T104      310     6593 SH       Sole                     6593
Carnival Corp                  COM              143658300     3519    64506 SH       Sole                    64506
Caterpillar Inc                COM              149123101      334     3500 SH       Sole                     3500
Chevron Corp                   COM              166764100     6179   110499 SH       Sole                   110499
Cigna Corp                     COM              125509109      273     2550 SH       Sole                     2550
Cintas Corp Ohio               COM              172908105     2021    52350 SH       Sole                    52350
Cisco Systems                  COM              17275r102     3678   192773 SH       Sole                   192773
Citigroup Inc                  COM              172967101     2968    64196 SH       Sole                    64196
Coca Cola Co                   COM              191216100     1157    27722 SH       Sole                    27722
Corning Inc                    COM              219350105      659    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      327     5000 SH       Sole                     5000
Dell Inc                       COM              24702R101     2437    61758 SH       Sole                    61758
Disney Walt Co                 COM              254687106      559    22200 SH       Sole                    22200
Dollar Tree Stores             COM              256746108      895    37300 SH       Sole                    37300
Dow Chem Co                    COM              260543103      587    13171 SH       Sole                    13171
Du Pont de Nemours             COM              263534109     1613    37504 SH       Sole                    37504
Electronic Arts, Inc.          COM              285512109     2480    43800 SH       Sole                    43800
Eli Lilly&Co                   COM              532457108     1363    24458 SH       Sole                    24458
Exxon Mobil Corp               COM              30231G102     8936   155493 SH       Sole                   155493
Federal Natl Mtg Assn          COM              313586109     1802    30850 SH       Sole                    30850
First Data Corp                COM              319963104     2659    66241 SH       Sole                    66241
Fiserv Inc                     COM              337738108     4392   102399 SH       Sole                   102399
Flextronics Intl Ltd           COM              Y2573F102     2853   216000 SH       Sole                   216000
Franklin Res Inc               COM              354613101      363     4710 SH       Sole                     4710
General Electric Co            COM              369604103    16361   472193 SH       Sole                   472193
Gillette Co                    COM              375766102      339     6700 SH       Sole                     6700
Harley Davidson Inc            COM              412822108     1014    20450 SH       Sole                    20450
Hewlett Packard Co.            COM              428236103     1710    72744 SH       Sole                    72744
Home Depot, Inc.               COM              437076102     2158    55469 SH       Sole                    55469
Honeywell Inc                  COM              438516106      256     7000 SH       Sole                     7000
Intel Corp                     COM              458140100     5075   195043 SH       Sole                   195043
International Game Technology  COM              459902102      372    13200 SH       Sole                    13200
Intl Business Mach             COM              459200101     5303    71466 SH       Sole                    71466
Intuit                         COM              461202103     2364    52400 SH       Sole                    52400
Jefferson Pilot Corp           COM              475070108      689    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     5555    85457 SH       Sole                    85457
Johnson Controls Inc           COM              478366107      361     6405 SH       Sole                     6405
JPMorgan Chase & Co            COM              46625H100     1002    28369 SH       Sole                    28369
Key Tronic Inc                 COM              493144109      296    87000 SH       Sole                    87000
Lehman Brothers Holdings Inc   COM              524908100      468     4712 SH       Sole                     4712
Linear Technology              COM              535678106     1229    33500 SH       Sole                    33500
Maxim Integrated Inc           COM              57772K101     2239    58593 SH       Sole                    58593
Medtronic Inc                  COM              585055106     4690    90551 SH       Sole                    90551
Merck & Co                     COM              589331107      384    12464 SH       Sole                    12464
Microsoft Corp.                COM              594918104     5619   226207 SH       Sole                   226207
Moody's                        COM              615369105      216     4800 SH       Sole                     4800
Morgan Stanley                 COM              617446448      815    15532 SH       Sole                    15532
Noble Energy, Inc.             COM              655044105      454     6000 SH       Sole                     6000
Nokia Corp ADR                 COM              654902204     2298   138118 SH       Sole                   138118
Omnicom Group Inc              COM              681919106     3166    39650 SH       Sole                    39650
Oracle Corp.                   COM              68389x105      539    40850 SH       Sole                    40850
Pepsico, Inc.                  COM              713448108     5548   102873 SH       Sole                   102873
Pfizer, Inc.                   COM              717081103     3577   129698 SH       Sole                   129698
Procter & Gamble Co            COM              742718109     6824   129362 SH       Sole                   129362
Qualcomm Inc                   COM              747525103     1010    30602 SH       Sole                    30602
Royal Dutch Pete               COM              780257804      966    14888 SH       Sole                    14888
SBC Communications Inc         COM                             240    10106 SH       Sole                    10106
Schlumberger Ltd               COM              806857108      509     6700 SH       Sole                     6700
Staples, Inc.                  COM              855030102     1485    69769 SH       Sole                    69769
Starbucks Corp                 COM              855244109     3627    70215 SH       Sole                    70215
State Street Corp.             COM              857477103     1296    26850 SH       Sole                    26850
Stryker Corp                   COM              863667101     2616    55000 SH       Sole                    55000
Sysco Corp                     COM              871829107      463    12800 SH       Sole                    12800
The Charles Schwab Corp        COM                            1198   106169 SH       Sole                   106169
Tiffany & Co                   COM              886547108     1756    53600 SH       Sole                    53600
True Religion Apparel          COM              89784N104      253    18500 SH       Sole                    18500
Tyco International Ltd.        COM              h89128104     4604   157687 SH       Sole                   157687
U.S. Bancorp                   COM              902973304      747    25585 SH       Sole                    25585
Varian Med Sys Inc             COM              92220P105     2329    62400 SH       Sole                    62400
Verizon Comm                   COM              92343V104      417    12080 SH       Sole                    12080
Viacom Inc Cl B                COM              92553P201      279     8700 SH       Sole                     8700
Vodafone Grp ADR               COM              92857W209     2398    98605 SH       Sole                    98605
Wal Mart Stores Inc            COM              931142103     4060    84239 SH       Sole                    84239
Walgreen Co                    COM              931422109     2428    52801 SH       Sole                    52801
Weatherford                    COM              g95089101     2305    39750 SH       Sole                    39750
Wells Fargo & Co               COM              949746101    18147   294682 SH       Sole                   294682
Wyeth                          COM              983024100      676    15200 SH       Sole                    15200
Chestnut Str Exch Fd Sh Partsh                  166668103    12399 37432.300 SH      Sole                37432.300
iShares Russell 2000 Index Fun                  464287655      468     7350 SH       Sole                     7350
Midcap SPDR Tr Ser 1                            595635103      428     3420 SH       Sole                     3420
Nasdaq-100 Trusts Shares                        631100104      237     6450 SH       Sole                     6450
SPDR Tr Unit Ser 1                              78462F103     1115     9353 SH       Sole                     9353
The Individuals' Venture Fund                                  350   350000 SH       Sole                   350000